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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                 FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                           PURSUANT TO RULE 24f-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                            PLEASE PRINT OR TYPE.

1.    Name and address of issuer:

      College Retirement Equities Fund
      730 Third Avenue
      New York, NY 10017-3206

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes: /x/

3.    Investment Company Act File Number:   811-04415

      Securities Act File Number:   33-00480

4(a)  Last day of fiscal year for which this Form is filed:

      December 31, 2000

4(b) / / Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      NOTE: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) / / Check box if this is the last time the issuer will be filing this Form.

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5.    Calculation of registration fee:

      (i)      Aggregate sale price of securities
               sold during the fiscal year pursuant
               to section 24(f):                                  $9,864,154,363
                                                                 ---------------

      (ii)     Aggregate price of securities
               redeemed or repurchased during
               the fiscal year:                    $10,035,085,389
                                                   ---------------

      (iii)    Aggregate price of securities
               redeemed or repurchased during
               any prior fiscal year ending no
               earlier than October 11, 1995
               that were not previously used to
               reduce registration fees payable
               to the Commission:                  $     -0-
                                                   ---------------

      (iv)     Total available redemption credits
               [Add items 5(ii) and 5(iii)]:                     $10,035,085,389
                                                                 ---------------

      (v)      Net sales - if Item 5(i) is greater
               than Item 5(iv) [subtract Item 5(iv)]
               from Item 5(i)]:                                  $     -0-
                                                                 ---------------

      (vi)     Redemption credits available for
               use in future years                    $170,931,026
               - if Item 5(i) is less than Item    ---------------
               5(iv) [subtract Item 5(iv) from]
               Item 5(i)]:

      (vii)    Multiplier for determining registra-
               tion fee (See Instruction C.9):                         x .000250
                                                                 ---------------

      (viii)   Registration fee due [multiply]
               Item 5(v) by Item 5(vii)] (enter
               "0" if no fee is due):                          = $     -0-
                                                                 ---------------

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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or
      other units) deducted here:     -0-    .  If there is a number of shares
      or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
      that number here:     -0-    .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                              + $    -0-
                                                              ----------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                              = $    -0-
                                                              ----------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            February 28, 2001      CIK#: 0000777535

            Method of Delivery:

                           / / Wire Transfer
                           / / Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Richard L. Gibbs
                                       -----------------------------------------
                                       Richard L. Gibbs
                                       Executive Vice President

Date   February 28, 2001
      -------------------
      * Please print the name and title of the signing officer below the signature.